Segment Reporting - Segment Reporting Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Segment Reporting Information [Line Items]
Voyage revenues	$ 148,769	$ 148,205	$ 301,571	$ 288,092
Voyage expenses	(6,360)	(5,329)	(13,543)	(7,646)
Vessel operating expenses	(32,536)	(28,407)	(62,625)	(54,511)
Time-charter hire expenses	(5,867)	(5,368)	(11,717)	(11,290)
Depreciation and amortization	(32,349)	(31,629)	(64,251)	(64,268)
General and administrative expenses	(6,921)	(7,883)	(14,088)	(14,050)
Income (loss) from vessel operations	64,736	69,589	135,347	91,327
Equity income (loss)	28,940	32,155	66,456	32,528
Asset Impairment Charges	0	0	0	(45,000)
LNG Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	136,764	137,822	278,180	270,392
Voyage expenses	(841)	(806)	(2,970)	(1,835)
Vessel operating expenses	(27,260)	(24,599)	(52,843)	(46,691)
Time-charter hire expenses	(5,867)	(5,368)	(11,717)	(11,290)
Depreciation and amortization	(30,660)	(30,566)	(60,892)	(61,158)
General and administrative expenses	(6,268)	(7,251)	(12,871)	(13,004)
Income (loss) from vessel operations	65,868	69,232	136,887	136,414
Equity income (loss)	26,000	27,795	58,939	27,977
Asset Impairment Charges			0	0
LPG Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	12,005	10,383	23,391	17,700
Voyage expenses	(5,519)	(4,523)	(10,573)	(5,811)
Vessel operating expenses	(5,276)	(3,808)	(9,782)	(7,820)
Time-charter hire expenses	0	0	0	0
Depreciation and amortization	(1,689)	(1,063)	(3,359)	(3,110)
General and administrative expenses	(653)	(632)	(1,217)	(1,046)
Income (loss) from vessel operations	(1,132)	357	(1,540)	(45,087)
Equity income (loss)	2,940	4,360	7,517	4,551
Asset Impairment Charges			0	(45,000)
Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	148,769	148,205	301,571	288,092
Voyage expenses	(6,360)	(5,329)	(13,543)	(7,646)
Vessel operating expenses	(32,536)	(28,407)	(62,625)	(54,511)
Time-charter hire expenses	(5,867)	(5,368)	(11,717)	(11,290)
Depreciation and amortization	(32,349)	(31,629)	(64,251)	(64,268)
General and administrative expenses	(6,921)	(7,883)	(14,088)	(14,050)
Income (loss) from vessel operations	64,736	69,589	135,347	91,327
Equity income (loss)	$ 28,940	$ 32,155	66,456	32,528
Asset Impairment Charges			$ 0	$ (45,000)